                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04170
               --------------------------------------------------

                  CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                  Credit Suisse New York Tax Exempt Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end:  December 31

Date of reporting period: January 1, 2004 to December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

DECEMBER 31, 2004

-  CREDIT SUISSE
   NEW YORK TAX EXEMPT FUND

THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUND ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2004 (unaudited)

                                                                February 4, 2005

Dear Shareholder:

For the Credit Suisse New York Tax Exempt Fund (the "Fund") the annualized current yields for the seven days ended December 31, 2004 were 1.21% and 1.89% for the Fund's Common Class and Class A shares, respectively. The Fund's average weighted maturity was 21 days at December 31, 2004, up from 18 days on December 31, 2003.

MARKET OVERVIEW: A LOW RATE ENVIRONMENT
Performance in New York municipal securities over the course of the Fund's fiscal year was consistent with the market for municipal securities as a whole. The major factor constraining municipal bonds in the period was nominal short-term rates, which remained at historic lows of 1.00% for much for the year. However, starting at the end of June, the Fed began to raise rates 25 basis points at each of its five consecutive open market committee meetings, bringing the fed funds rate at year-end to 2.25%.

The low interest rate environment prompted many investors to look for more attractive yields beyond the municipal universe. This trend reversed, but only slightly, as interest rates began to rise and defensive investors parked cash in money markets for safe keeping. With respect to New York itself, the fundamental environment improved as public tax revenues increased and fiscal budgets were less hard pressed than in 2003. During the course of the Fund's fiscal year, S&P changed its outlook on the state from negative to stable and Moody's changed its outlook on New York City, the state's biggest municipality and issuer of municipal bonds, from stable to positive.

STRATEGIC REVIEW: PRESERVING CAPITAL AND MAXIMIZING AFTER-TAX RETURNS
Our investment approach during the year focused on preserving capital while maximizing the Fund's potential after tax returns. Consistent with our expectation that interest rates would rise, we kept the portfolio's overall duration short to minimize its vulnerability to rising rates. The Fund's average maturity increased only marginally to 21 from 18 days, reflecting the generally short position we maintained. In addition, we concentrated the portfolio in securities of comparatively strong credit quality, buying opportunistically only when market-based rates fluctuated to levels we felt were attractive.

Credit Suisse Asset Management, LLC

THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY

DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKETS, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

THE FUND'S SHAREHOLDERS APPROVED A PLAN OF LIQUIDATION, DISSOLUTION AND TERMINATION FOR THE FUND AT THE SPECIAL MEETING HELD ON DECEMBER 30, 2004. ACCORDINGLY, EACH SHAREHOLDER OF THE FUND HAS RECEIVED A DISTRIBUTION IN AN AMOUNT EQUAL TO THE NET ASSET VALUE PER SHARE ON JANUARY 6, 2005, PLUS ANY PREVIOUSLY DECLARED AND UNPAID DIVIDENDS AND DISTRIBUTIONS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2004(1)

                                                             SINCE      INCEPTION
                         1 YEAR    5 YEARS    10 YEARS     INCEPTION      DATE
                       ----------  --------  ----------   -----------  ----------
Common Class              0.66%     1.54%      2.27%        1.47%        4/18/85
Class A                   0.69%        -          -         0.53%       11/30/01

  PAST PERFORMANCE CANNOT GUARANTEE FUTURE FUTURE RESULTS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS
AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

----------
(1)  Returns assume reinvestment of dividends.

INFORMATION ABOUT YOUR FUND'S EXPENSES

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2004.

The table illustrates your Fund's expenses in two ways:

- ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

- HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2004

                                                     COMMON SHARES       CLASS A
                                                     -------------   --------------
ACTUAL FUND RETURN
Beginning Account Value 7/1/04                         $  1,000.00     $   1,000.00
Ending Account Value 12/31/04                          $  1,004.30     $   1,005.70
Expenses Paid per $1,000*                              $      2.56     $       3.93

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 7/1/04                         $  1,000.00     $   1,000.00
Ending Account Value 12/31/04                          $  1,022.58     $   1,021.22
Expenses Paid per $1,000*                              $      2.58     $       3.96

                                                     COMMON SHARES       CLASS A
                                                     -------------   --------------
ANNUALIZED EXPENSE RATIOS*                                    0.51%            0.78%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

New York Municipal Bonds             12,779,686     100.0%

Total                                12,779,686     100.0%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
December 31, 2004

    PAR                                                           RATINGS+
   (000)                                                        (S&P/MOODY'S)         MATURITY          RATE%           VALUE
------------                                                   --------------       ------------     ----------    --------------
MUNICIPAL BONDS (111.2%)
$        800      Jay Street Development Corp., NY
                    Certificates Facilities Lease Revenue
                    Bonds, Jay Street Project, Series A-4
                    (DEPFA Bank PLC LOC) VRDN ##                (A1+ , VMIG1)         01/03/05            2.150       $   800,000
           0(1)   New York, NY, City Industrial
                    Development Agency, Revenue Bonds,
                    Adjusted Abigail Press, Inc. Project
                    (JP Morgan Chase & Co. LOC) VRDN ##           (A1+ , NR)          01/06/05            2.020               100
       1,000      New York, NY, City Municipal Water
                    Finance Authority Water & Sewer
                    Systems, Revenue Bonds, Adjusted
                    Subseries C-1 (State Street Bank &
                    Trust LOC) VRDN ##                          (A1+ , VMIG1)         01/03/05            2.200         1,000,000
         500      New York, NY, City Municipal Water
                    Finance Authority Water & Sewer
                    Systems, Revenue Bonds, Adjusted
                    Series C (FGIC Insured) VRDN ##             (A1+ , VMIG1)         01/03/05            2.100           500,000
         400      New York, NY, City Municipal Water
                    Finance Authority Water & Sewer
                    Systems, Revenue Bonds, Adjusted
                    Series C (FGIC Insured) VRDN ##             (A1+ , VMIG1)         01/03/05            2.100           400,000
         475      New York, NY, City Transitional Finance
                    Authority, Revenue Bonds, Adjusted
                    Future Tax Secured Subseries C4
                    (Landesbank Hessen-Thuringen LOC) VRDN
                    ##                                          (A1+ , VMIG1)         01/03/05            2.180           475,000
         600      New York, NY, City Transitional Finance
                    Authority, Revenue Bonds, NYC Recovery
                    Series 3, Subseries 3F (Bank of New
                    York LOC) VRDN ##                           (A1+ , VMIG1)         01/03/05            2.200           600,000
         900      New York, NY, General Obligation
                    Unlimited, Adjusted Series H,
                    Subseries H-2 (MBIA Insured) VRDN ##        (A1+ , VMIG1)         01/03/05            2.200           900,000
         700      New York, NY, General Obligation
                    Unlimited, Adjusted Series H,
                    Subseries H-3 (FSA Insured) VRDN ##         (A1+ , VMIG1)         01/03/05            2.150           700,000
       1,100      New York, NY, General Obligation
                    Unlimited, Adjusted Series H,
                    Subseries H-3 (FSA Insured) VRDN ##         (A1+ , VMIG1)         01/03/05            2.150         1,100,000
         800      New York, NY, General Obligation
                    Unlimited, Adjusted Subseries A-7
                    (AMBAC Insurance) VRDN ##                   (A1+ , VMIG1)         01/03/05            2.160           800,000
         400      New York, NY, General Obligation
                    Unlimited, Adjusted Subseries B-2 (JP
                    Morgan Chase & Co. LOC) VRDN ##             (A1+ , VMIG1)         01/03/05            2.180           400,000
         800      New York, NY, General Obligation
                    Unlimited, Adjusted Subseries E3
                    (Westdeutsche Landesbank LOC) VRDN ##       (A1+ , VMIG1)         01/03/05            2.150           800,000
       1,000      North Hempstead, NY, General Obligation
                    Unlimited Notes, Series A, BAN               (NR , MIG1)          02/03/05            2.000         1,000,829
         600      Port Authority, New York & New Jersey
                    Special Obligation, Revenue Bonds
                    (Bayerische Landesbank LOC) VRDN ##         (A1+ , VMIG1)         01/03/05            2.170           600,000
       1,000      Rockland County, NY, General Obligation
                    Unlimited, Tax Anticipation Notes            (NR , MIG1)          03/24/05            2.000         1,001,203
         700      Suffolk County, NY, Industrial
                    Development Agency Research
                    Facilities, Revenue Bonds, Cold Spring
                    Harbor Laboratory Project (JP Morgan
                    Chase & Co. LOC) VRDN ## ##                 (A1+ , VMIG1)         01/03/05            2.200           700,000
       1,000      Wappinger, NY, General Obligation
                    Unlimited Notes, BAN                          (NR , NR)           04/29/05            2.000         1,002,554
                                                                                                                   --------------
TOTAL MUNICIPAL BONDS (COST $12,779,686)                                                                               12,779,686
                                                                                                                   --------------

                 See Accompanying Notes to Financial Statements.

                                                                    VALUE
                                                                -------------
TOTAL INVESTMENTS AT VALUE (111.2%) (COST $12,779,686)             12,779,686

LIABILITIES IN EXCESS OF OTHER ASSETS (-11.2%)                     (1,290,503)
                                                                -------------
NET ASSETS (100.0%)                                             $  11,489,183
                                                                =============

                Average Weighted Maturity -- 21 days (Unaudited)

                 See Accompanying Notes to Financial Statements.

                            INVESTMENT ABBREVIATIONS

              AMBAC - American Municipal Bond Assurance Corporation
                          BAN -Bond Anticipation Notes
                   FGIC - Financial Guaranty Insurance Company
                    FSA - Financial Security Assurance, Inc.
                             LOC - Letter of Credit
              MBIA - Municipal Bond Investors Assurance Corporation
                                 NR - Not Rated
                        VRDN - Variable Rate Demand Note

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of December 31, 2004 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

(1)  Par value of security held is less than $1,000.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004

ASSETS
     Investments at value (Cost $12,779,686) (Note 1)                    $    12,779,686
     Receivable for investments sold                                           8,604,925
     Receivable for fund shares sold                                             331,696
     Interest receivable                                                          74,968
     Receivable from investment adviser (Note 2)                                   6,799
     Prepaid expenses                                                             16,101
                                                                         ---------------
        Total Assets                                                          21,814,175
                                                                         ---------------

LIABILITIES
     Due to custodian (overdraft)                                              9,745,555
     Administrative services fee payable (Note 2)                                  7,243
     Distribution fee payable (Note 2)                                                 5
     Payable for fund shares redeemed                                            527,898
     Dividend payable                                                             14,718
     Other accrued expenses payable                                               29,573
                                                                         ---------------
        Total Liabilities                                                     10,324,992
                                                                         ---------------

NET ASSETS
     Capital stock, $0.001 par value (Note 3)                                     11,525
     Paid-in capital (Note 3)                                                 11,499,932
     Accumulated net realized loss on investments                                (22,274)
                                                                         ---------------
        Net Assets                                                       $    11,489,183
                                                                         ===============

COMMON SHARES
     Net assets                                                          $    11,467,882
     Shares outstanding                                                       11,503,268
                                                                         ---------------
     Net asset value, offering price, and redemption price per share     $          1.00
                                                                         ===============

A SHARES
     Net assets                                                          $        21,301
     Shares outstanding                                                           21,308
                                                                         ---------------
     Net asset value, offering price, and redemption price per share     $          1.00
                                                                         ===============

                 See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2004

INTEREST INCOME (NOTE 1)                                                 $       309,079
                                                                         ---------------

EXPENSES
     Investment advisory fees (Note 2)                                            67,634
     Administrative services fees (Note 2)                                        49,873
     Distribution fees (Note 2)
        Class A                                                                       86
     Legal fees                                                                   42,407
     Registration fees                                                            39,591
     Audit fees                                                                   22,438
     Directors' fees                                                              18,286
     Insurance expense                                                            16,478
     Transfer agent fees                                                          15,083
     Printing fees (Note 2)                                                        9,400
     Custodian fees                                                                1,543
     Miscellaneous expense                                                         7,996
                                                                         ---------------
        Total expenses                                                           290,815
     Less: fees waived and expenses reimbursed (Note 2)                         (154,608)
                                                                         ---------------
        Net expenses                                                             136,207
                                                                         ---------------
           Net investment income                                                 172,872
                                                                         ---------------
     Net increase in net assets resulting from operations                $       172,872
                                                                         ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR            FOR THE YEAR
                                                                  ENDED                   ENDED
                                                            DECEMBER 31, 2004       DECEMBER 31, 2003
                                                            -----------------       -----------------
FROM OPERATIONS
   Net investment income                                    $         172,872       $         561,549
   Net realized loss from investments                                       -                 (18,733)
                                                            -----------------       -----------------
     Net increase in net assets
        resulting from operations                                     172,872                 542,816
                                                            -----------------       -----------------

FROM DIVIDENDS
   Dividends from net investment income
     Common Class shares                                             (172,657)               (561,471)
     Class A shares                                                      (215)                    (78)
                                                            -----------------       -----------------
     Net decrease in net assets
        resulting from dividends                                     (172,872)               (561,549)
                                                            -----------------       -----------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)
   Proceeds from sale of shares                                    86,162,020             233,273,590
   Reinvestment of dividends                                           44,676                  46,677
   Net asset value of shares redeemed                            (112,859,224)           (312,915,128)
                                                            -----------------       -----------------
     Net decrease in net assets
        from capital share transactions                           (26,652,528)            (79,594,861)
                                                            -----------------       -----------------
   Net decrease in net assets                                     (26,652,528)            (79,613,594)

NET ASSETS
   Beginning of year                                               38,141,711             117,755,305
                                                            -----------------       -----------------
   End of year                                              $      11,489,183       $      38,141,711
                                                            =================       =================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                             FOR THE YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------------------------------------------
                                                        2004             2003             2002             2001            2000
                                                    -------------    -------------    -------------    -------------    -----------
PER SHARE DATA
   Net asset value, beginning of year               $      1.0000    $      1.0000    $      1.0000    $      1.0000    $    1.0000
                                                    -------------    -------------    -------------    -------------    -----------
INVESTMENT OPERATIONS
   Net investment income                                   0.0066           0.0055           0.0090           0.0202         0.0341
   Net loss on investments
     (both realized and unrealized)                             -          (0.0001)               -                -              -
                                                    -------------    -------------    -------------    -------------    -----------
     Total from investment operations                      0.0066           0.0054           0.0090           0.0202         0.0341
                                                    -------------    -------------    -------------    -------------    -----------
LESS DIVIDENDS
   Dividends from net investment income                   (0.0066)         (0.0054)         (0.0090)         (0.0202)       (0.0341)
                                                    -------------    -------------    -------------    -------------    -----------
NET ASSET VALUE, END OF YEAR                        $      1.0000    $      1.0000    $      1.0000    $      1.0000    $    1.0000
                                                    =============    =============    =============    =============    ===========
     Total return(1)                                         0.66%            0.54%            0.90%            2.13%          3.46%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of year (000s omitted)           $      11,468    $      38,121    $     117,734    $     186,685    $   197,544
     Ratio of expenses to average net assets(2)              0.50%            0.52%            0.55%            0.55%          0.57%
     Ratio of net investment income
       to average net assets                                 0.64%            0.55%            0.92%            2.11%          3.39%
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                  0.57%            0.08%            0.08%            0.15%          0.11%

(1) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.
(2) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% for the year ended December 31, 2000. The Common Class shares' net operating expense ratio after reflecting these arrangements was .55% for the year ended December 31, 2000. For the years ended December 31, 2004, 2003, 2002, and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                             -------------------------------------------------------------------
                                                                 2004              2003               2002             2001(1)
                                                             -----------      ------------       ------------       ------------
PER SHARE DATA
   Net asset value, beginning of period                      $    1.0000      $     1.0000       $     1.0000       $     1.0000
                                                             -----------      ------------       ------------       ------------
INVESTMENT OPERATIONS
   Net investment income                                          0.0068            0.0031             0.0062             0.0004
   Net loss on investments
     (both realized and unrealized)                                    -           (0.0001)                 -                  -
                                                             -----------      ------------       ------------       ------------
     Total from investment operations                             0.0068            0.0030             0.0062             0.0004
                                                             -----------      ------------       ------------       ------------
LESS DIVIDENDS
   Dividends from net investment income                          (0.0068)          (0.0030)           (0.0062)           (0.0004)
                                                             -----------      ------------       ------------       ------------
NET ASSET VALUE, END OF PERIOD                               $    1.0000      $     1.0000       $     1.0000       $     1.0000
                                                             ===========      ============       ============       ============
     Total return(2)                                                0.69%             0.30%              0.62%              0.04%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                  $        21      $         21       $         21       $          1
     Ratio of expenses to average net assets(3)                     0.75%             0.77%              0.80%              0.80%(4)
     Ratio of net investment income
       to average net assets                                        0.39%             0.30%              0.59%              0.50%(4)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                         0.57%             0.08%              0.08%              0.15%(4)

(1)  For the period November 30, 2001 (inception date) through December 31,
     2001.
(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.
(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. For the years ended December 31, 2004, 2003 and 2002, and the period ended December 31, 2001, there was no effect on the net operating expense ratio because of transfer agent credits.
(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Credit Suisse New York Tax Exempt Fund, Inc. ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund was incorporated under the laws of the state of Maryland on October 31, 1984.

     The investment objective of New York Tax Exempt is to provide investors with as high a level of current interest income exempt from federal, New York State and New York City personal income taxes as is consistent with preservation of capital and liquidity.

     New York Tax Exempt offers two classes of shares: Common Class shares and Class A shares. Each class of shares of the Fund represents an equal pro rata interest in the Fund, except that it bears different expenses, which reflect the difference in the range of services provided to them.

     It is the policy of the Fund to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

     A) SECURITY VALUATION - The net asset value of the Fund is determined at 12:00 noon eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. The Fund's investments are valued under the amortized cost method, which has been determined by the Funds' Board of Directors to represent the fair value of the Funds' investments. Amortized cost involves valuing a Fund's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemption at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

     B) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

     C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determine. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     D) FEDERAL INCOME TAXES - No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

     E) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the Fund's broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     F) USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     G) OTHER - Under normal market conditions, New York Tax Exempt invests at least 80% of net assets, plus any borrowings for investment purposes, in New York municipal securities. Accordingly, this Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

     For the year ended December 31, 2004, investment advisory fees earned, voluntarily waived, and expenses reimbursed for the Fund were as follows:

        GROSS                                NET              EXPENSE
     ADVISORY FEE        WAIVER          ADVISORY FEE      REIMBURSEMENT
     ------------      ----------        ------------      -------------
     $     67,634      $  (67,634)       $          -      $     (86,974)

     CSAM will not recapture from the Fund any fees it waived during the fiscal year ended December 31, 2004.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Funds.

     For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended December 31, 2004, co-administrative services fees earned by CSAMSI were $27,054.

     For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

     AVERAGE DAILY NET ASSETS           ANNUAL RATE
     ------------------------           -----------
     First $5 billion                   0.050% of average daily net assets
     Next $5 billion                    0.035% of average daily net assets
     Over $10 billion                   0.020% of average daily net assets

     For the year ended December 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were $22,819.

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Fund. Common Class shares of the Fund do not bear distribution expenses. CSAMSI may use this fee to compensate service organizations for distribution services.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2004, Merrill was paid $7,507 for its services to the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

     The Fund is authorized to issue four billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion shares are classified as Common Class shares and one billion shares are designated as Class A shares. Transactions in shares of the Fund were as follows:

                                                                   COMMON CLASS
                                     -------------------------------------------------------------------------
                                             FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                              DECEMBER 31, 2004                     DECEMBER 31, 2003
                                     -----------------------------------    ----------------------------------
                                          SHARES              VALUE              SHARES             VALUE
                                     ----------------    ---------------    ----------------    --------------
Shares sold                                86,162,020    $    86,162,020         233,273,590    $  233,273,590
Shares issued in reinvestment
   of dividends                                44,538             44,538              46,618            46,618
Shares redeemed                          (112,859,224)      (112,859,224)       (312,915,128)     (312,915,128)
                                     ----------------    ---------------    ----------------    --------------
Net decrease                              (26,652,666)   $   (26,652,666)        (79,594,920)   $  (79,594,920)
                                     ================    ===============    ================    ==============

                                                                      CLASS A
                                     -------------------------------------------------------------------------
                                             FOR THE YEAR ENDED                     FOR THE YEAR ENDED
                                              DECEMBER 31, 2004                     DECEMBER 31, 2003
                                     -----------------------------------    ----------------------------------
                                          SHARES              VALUE              SHARES             VALUE
                                     ----------------    ---------------    ----------------    --------------
Shares issued in reinvestment
   of dividends                                   138    $           138                  59    $           59
                                     ----------------    ---------------    ----------------    --------------
Net increase                                      138    $           138                  59    $           59
                                     ================    ===============    ================    ==============

     On December 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of the Fund was as follows:

                                      NUMBER OF      APPROXIMATE PERCENTAGE
                                    SHAREHOLDERS     OF OUTSTANDING SHARES
                                    ------------     ----------------------
     Common Class                        4                   76%
     Class A                             1                   95%

     Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     The tax characteristics of dividends paid during the years ended December 31, 2004 and 2003, respectively, by the Fund were as follows:

                  ORDINARY INCOME             TAX EXEMPT INCOME
               ---------------------     --------------------------
                 2004         2003          2004            2003
               --------     --------     ----------       ---------
               $      -     $  1,363     $  172,872       $ 560,186

     At December 31, 2004, the components of distributable earnings on a tax basis for the Fund were as follows:

        Accumulated realized loss                    $ (22,274)

     At December 31, 2004, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                             EXPIRES DECEMBER 31,
                           -----------------------
                             2009          2011
                           --------      ---------
                           $  3,541      $  18,733

     At December 31, 2004, the identified cost of securities for federal income tax purposes was $12,779,686.

NOTE 5. CONTINGENCIES

     In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 6. LIQUIDATION

     On December 30, 2004, the Fund's shareholders approved a Plan of Liquidation, Dissolution and Termination under which all of the Fund's assets have been liquidated. Accordingly, on January 6, 2005, each shareholder received a distribution in an amount equal to the net asset value per share plus previously declared and unpaid dividends and distributions.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Credit Suisse New York Tax Exempt Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse New York Tax Exempt Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

As discussed, in note 6, the Fund liquidated on January 6, 2005.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 7, 2005

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                        TERM                                 NUMBER OF
                                        OF OFFICE(1)                         PORTFOLIOS IN
                                        AND                                  FUND
                          POSITION(S)   LENGTH        PRINCIPAL              COMPLEX         OTHER
NAME, ADDRESS AND         HELD WITH     OF TIME       OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH             FUND          SERVED        PAST FIVE YEARS        DIRECTOR        HELD BY DIRECTOR
----------------------    ------------  ------------  --------------------   -------------   ----------------
INDEPENDENT DIRECTORS

Richard H. Francis        Director,     Since         Currently retired      41              None
c/o Credit Suisse Asset   Nominating    1999
Management, LLC           and
466 Lexington Avenue      Audit
New York, New York        Committee
10017-3140                Member

Date of Birth: 04/23/32

Jeffrey E. Garten(2)      Director,     Since         Dean of Yale           40              Director of
Box 208200                Nominating    1998          School of                              Aetna, Inc.
New Haven, Connecticut    and Audit                   Management and                         (insurance
06520-8200                Committee                   William S. Beinecke                    company);
                          Member                      Professor in the                       Director of
Date of Birth: 10/29/46                               Practice of                            Calpine
                                                      International                          Corporation
                                                      Trade and Finance                      (energy
                                                      from November 1995                     provider);
                                                      to present.                            Director of
                                                                                             CarMax Group
                                                                                             (used car
                                                                                             dealers).

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as a Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                        TERM                                 NUMBER OF
                                        OF OFFICE(1)                         PORTFOLIOS IN
                                        AND                                  FUND
                          POSITION(S)   LENGTH        PRINCIPAL              COMPLEX         OTHER
NAME, ADDRESS AND         HELD WITH     OF TIME       OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH             FUND          SERVED        PAST FIVE YEARS        DIRECTOR        HELD BY DIRECTOR
----------------------    ------------  ------------  --------------------   -------------   ----------------
INDEPENDENT DIRECTORS

Peter F. Krogh            Director,     Since         Dean Emeritus and      40              Director  of
301 ICC                   Nominating    2001          Distinguished                          Carlisle
Georgetown University     Committee                   Professor  of                          Companies
Washington, DC 20057      Chairman                    International                          Incorporated
                          and  Audit                  Affairs at the                         (diversified
Date of Birth: 02/11/37   Committee                   Edmund A. Walsh                        manufacturing
                          Member                      School of Foreign                      company).
                                                      Service,
                                                      Georgetown
                                                      University from
                                                      June 1995 to
                                                      present.

James S. Pasman, Jr.      Director,     Since         Currently retired      42              Director of
c/o Credit Suisse Asset   Nominating    1999                                                 Education
Management, LLC           and  Audit                                                         Management
466 Lexington Avenue      Committee                                                          Corp.
New York, New York        Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport       Lead          Since         Partner of Lehigh      42              Director of
Lehigh Court, LLC         Director,     1999          Court, LLC and RZ                      Presstek,
40 East 52nd Street       Nominating                  Capital (private                       Inc.
New York, New York        Committee                   investment firms)                      (digital
10022                     Member and                  from July 2002 to                      imaging
                          Audit                       present;                               technologies
                          Committee                   Transition Adviser                     company);
                          Chairman                    to SunGard                             Director of
Date of Birth: 07/10/48                               Securities                             Wood
                                                      Finance, Inc. from                     Resources, LLC.
                                                      February 2002 to                       (plywood
                                                      July 2002;                             manufacturing
                                                      President of                           company).
                                                      SunGard Securities
                                                      Finance, Inc. from
                                                      2001 to February
                                                      2002; President of
                                                      Loanet, Inc.
                                                      (on-line
                                                      accounting service
                                                      from 1997 to 2001.

                                        TERM                                 NUMBER OF
                                        OF OFFICE(1)                         PORTFOLIOS IN
                                        AND                                  FUND
                          POSITION(S)   LENGTH        PRINCIPAL              COMPLEX         OTHER
NAME, ADDRESS AND         HELD WITH     OF TIME       OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH             FUND          SERVED        PAST FIVE YEARS        DIRECTOR        HELD BY DIRECTOR
----------------------    ------------  ------------  --------------------   -------------   ----------------
INTERESTED DIRECTORS

Michael E. Kenneally(3)   Chairman and  Since         Chairman and           44              None
Credit Suisse Asset       Chief         2004          Global Chief
Management, LLC           Executive                   Executive Officer
466 Lexington Avenue      Officer                     of CSAM since
New York, New York                                    2003; Chairman
10017-3140                                            and Chief
                                                      Investment Officer
Date of Birth: 03/30/54                               of Banc of America
                                                      Capital Management
                                                      from 1998 to March
                                                      2003.

William W.  Priest(4)     Director      Since         Chief Executive        47              Director of
Epoch Investment                        1999          Officer of J Net                       Globe Wireless,
Partners                                              Enterprises, Inc.                      LLC (maritime
667 Madison Avenue                                    (technology                            communication
New York, NY 10021                                    holdings company)                      company);
                                                      since June 2004;                       Director of
Date of Birth: 09/24/41                               Chief Executive                        InfraRed X
                                                      Officer of Epoch                       (medical device
                                                      Investment                             company);
                                                      Partners, Inc.                         Director of J
                                                      since April 2004;                      Net
                                                      Co-Managing                            Enterprises,
                                                      Partner,                               Inc.
                                                      Steinberg Priest &
                                                      Sloane Capital
                                                      Management, LLC
                                                      from 2001 to March
                                                      2004; Chairman and
                                                      Managing Director
                                                      of CSAM from 2000
                                                      to February 2001;
                                                      Chief Executive
                                                      Officer and
                                                      Managing Director
                                                      of CSAM from 1990
                                                      to 2000.

----------
(3) Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he is an officer of CSAM.
(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                          TERM
                                          OF OFFICE(1)
                                          AND
                          POSITION(S)     LENGTH
NAME, ADDRESS AND         HELD WITH       OF TIME
DATE OF BIRTH             FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------   --------------  ------------  ----------------------------------------------
OFFICERS

Michael A.  Pignataro     Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset       Financial       1999          Associated with CSAM since 1984; Officer of other Credit
Management, LLC           Officer and                   Suisse Funds.
466 Lexington Avenue      Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio            Chief           Since         Director and Global Head of Compliance of CSAM; Associated
Credit Suisse Asset       Compliance      2004          with CSAM since July 2000; Vice President and Director of
Management, LLC           Officer                       Compliance of Forstmann-Leff Associates from 1998 to June
466 Lexington Avenue                                    2000; Officer of other Credit Suisse Funds.
New York, New York
10017-3140

Date of Birth: 09/21/66

Ajay Mehra                Chief           Since         Director and Deputy General Counsel of CSAM since September
Credit Suisse Asset       Legal           2004          2004; Senior Associate of Shearman & Sterling LLP from
Management, LLC           Officer                       September 2000 to September 2004; Senior Counsel of the SEC
466 Lexington Avenue                                    Division of Investment Management from June 1997 to September
New York, New York                                      2000; Officer of other Credit Suisse Funds.
10017-3140

Date of Birth: 08/14/70

J. Kevin Gao              Vice President  Since         Vice President and legal counsel of CSAM; Associated with CSAM
Credit Suisse Asset       and Secretary   2004          since July 2003; Associated with the law firm of Willkie Farr
Management, LLC                                         & Gallagher LLP from 1998 to 2003; Officer of other Credit
466 Lexington Avenue                                    Suisse Funds.
New York, New York
10017-3140

Date of Birth:  10/13/67

                                          TERM
                                          OF OFFICE(1)
                                          AND
                          POSITION(S)     LENGTH
NAME, ADDRESS AND         HELD WITH       OF TIME
DATE OF BIRTH             FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------   --------------  ----------    ----------------------------------------------
OFFICERS

Robert M. Rizza           Assistant       Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset       Treasurer       2002          Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                         Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
TAX INFORMATION LETTER (UNAUDITED)
December 31, 2004

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

     In the twelve months ended December 31, 2004, (the end of the fiscal year), 100.00% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

     In January 2005, you were furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2004. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
PROXY POLICY AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

           -   By calling 1-800-927-2874

           -   On the Fund's website, www.csam.com/us

           - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

CREDIT SUISSE NEW YORK TAX EXEMPT FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

     A special meeting of shareholders of the Credit Suisse New York Tax Exempt Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on December 30, 2004. The following matter was voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposal.

     To consider and act upon a proposal to liquidate, dissolve and terminate the Fund in accordance with the Plan of Liquidation, Dissolution and Termination adopted by the Board of Directors:

                                 % OF TOTAL SHARES      % OF TOTAL
                     SHARES         OUTSTANDING        SHARES VOTED
                    ----------   -----------------     ------------
For                 12,582,330         52.93%             98.92%
Against                121,180          0.51%              0.95%
Abstain                 16,394          0.07%              0.13%

Total Eligible Shares               23,772,402
Total Shares Voted                  12,719,904
% of Shares Voted                        53.51%

P.O. Box 55030, Boston, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                                                    CSNYT-2-1204

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2003 and December 31, 2004.

                                         2003            2004
-------------------------------------------------------------------
Audit Fees                               $  15,274       $   15,274
Audit-Related Fees(1)                    $   3,000       $    4,500
Tax Fees(2)                              $   2,327       $    2,327
All Other Fees                                  --               --
-------------------------------------------------------------------
Total                                    $  20,601       $   22,101
-------------------------------------------------------------------

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000), and the registrant's third quarter 2004 Form N-Q filing ($1,500).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2003 and December 31, 2004.

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A

Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A
Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2003 and December 31, 2004:

                                         2003            2004
-------------------------------------------------------------------
Audit-Related Fees                       N/A             N/A
Tax Fees                                 N/A             N/A
All Other Fees                           N/A             N/A
-------------------------------------------------------------------
Total                                    N/A             N/A
-------------------------------------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended December 31, 2003 and December 31, 2004 were $5,327 and $6,827, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, New York 10017. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE NEW YORK TAX EXEMPT FUND, INC.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  March 8, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 8, 2005